Nature of Operations and Going Concern	6 Months Ended
Jun. 30, 2024
Nature of Operations and Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Mainz Biomed N.V. (the “Company”) is domiciled in Netherlands. The Company’s registered office is at Robert-Koch Strasse 50, 55129 Mainz, Germany with substantially all of its operations in Germany. The Company was formed to acquire the business of Mainz Biomed Germany GmbH (f/k/a PharmGenomics GmbH (“PharmaGenomics”, “PG”)). In September 2021, the Company completed a Contribution Agreement to effect such acquisition.

We develop and sell in-vitro diagnostic (“IVD”) tests for the early detection of cancer. Our flagship ColoAlert product is being marketed and sold in European markets. We are currently developing our next generation colorectal cancer screening product and intend to launch that product in the future in the United States and in Europe. We additionally operate a clinical diagnostic laboratory and distribute our IVD kits to third-party laboratories in Europe and through our on-line store in Germany.

Throughout these consolidated financial statements, Mainz Biomed N.V. and its directly and indirectly wholly owned subsidiaries, Mainz Biomed USA, Inc, Mainz Biomed GmbH (f/k/a PharmGenomics GmbH) and European Oncology Lab GmbH are referred to, collectively and individually as “Mainz”, “Mainz Biomed”, or the “Company”).

Going Concern

The Company has recurring losses, accumulated deficit totaling $80.4 million and negative cash flows used in operating activities of $8.1 million as of and for the six months ended June 30, 2024. The Company also had $977,764 of cash on hand at June 30, 2024. These factors raise a substantial doubt as to the Company’s ability to continue as a going concern for a period that is one year from the date these financial statements are published. If the Company is unable to obtain funding, the Company could be forced to delay, reduce, or eliminate its research and development, regulatory, and commercial efforts which could adversely affect its future business prospects and its ability to continue as a going concern.

Management plans to fund its cash flow needs through current cash on hand and future debt and/or equity financings which it may obtain through one or more public or private equity offerings, debt financings, government or other third-party funding, strategic alliances, or collaboration agreements. During 2023, the Company raised $16.5 million from a combination of sale of shares and warrants as well as the issuance of convertible debt. During the first six months of 2024, the Company raised $3.5 million of net proceeds from the issuance of a convertible note and through the sales of ordinary shares. The Company believes that it will be able to raise additional funds through a combination of the sale of ordinary shares, the sale and/or exercise of warrants, and use of the Company’s access to capital through its Controlled Equity Offering and its Pre-Paid Advance Agreement (see Note 12). The Company also has the ability to defer certain costs, especially those related to clinical studies, to match financing inflows. Subsequent to June 30, 2024, the Company took action to reduce its operating costs, which included the reduction of personnel by 65%, reduction of external consulting costs, and the sale/closure of its European Oncology Lab business in St. Ingbert, Germany (see Note 20). The Company believes that its currently available cash on hand, including additional financing described above, will be sufficient to meet its planned expenditures and to meet the Company’s obligations for at least the one-year period following its consolidated financial statement date.

These consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications used, that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.